Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Jun 30, 2024 Dec 31, 2023 in € m. Carrying value Fair value Carrying value Fair value Financial assets: Cash and central bank balances 148,625 148,625 178,416 178,416 Interbank balances (w/o central banks) 7,333 7,334 6,140 6,140 Central bank funds sold and securities purchased under resale agreements 24,937 25,008 14,725 14,778 Securities borrowed 44 44 39 39 Loans 482,729 462,711 479,353 454,972 Other financial assets 144,278 142,686 106,617 105,132 Financial liabilities: Deposits 645,530 644,873 625,486 624,731 Central bank funds purchased and securities sold under repurchaseagreements 2,632 2,626 3,038 3,031 Securities loaned 4 4 3 3 Other short-term borrowings 10,696 10,698 9,620 9,628 Other financial liabilities 127,796 127,796 99,272 99,272 Long-term debt 108,848 107,855 119,390 117,510 Trust preferred securities 288 269 289 264 1 Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2023